NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of short term notes payable

Notes payable consisted of the following:

	Interest		December 31,	December 31,
Description	Rate	Maturity	2016	2015

YP Holdings LLC	12%	December 31, 2015	$151,353	$103,320
Strategic IR	10%	January 1, 2017 to March 19, 2017	146,575	-
Gibbs International Holdings	10%	February 19, 2017	50,986	-
Cobbolo Limited	10%	February 17, 2007 March 25, 2017	101,466	-
Joseph W and Patricia G Abrams	10%	February 13, 2017	25,534	-
Delinvest Commercial LTD	10%	March 1, 2017	50,836
Gaston Pereira	6%	March 15, 2017	-	-

Total notes payable			$526,750	$103,320